In Good Health Loan and Option Transaction	6 Months Ended
Nov. 30, 2018
Business Combinations [Abstract]
Business Combination Disclosure [Text Block]

Note 4 – In Good Health Loan and Option Transaction

On October 31, 2018, the Company, CLS Massachusetts, Inc., a Massachusetts corporation and a wholly-owned subsidiary of the Company (“CLS Massachusetts”), and In Good Health, Inc. (“IGH”), a Massachusetts not-for-profit corporation, which converted to a for-profit corporation on November 6, 2018 (the “Conversion”), entered into an Option Agreement (the “Option Agreement”). Under the terms of the Option Agreement, CLS Massachusetts has an exclusive option to acquire all of the outstanding capital stock of IGH (the “Option”) during the period beginning on the earlier of the date that is one year after the effective date of the Conversion and December 1, 2019, and ending on the date that is 60 days after such date (the “Option Period”). If CLS Massachusetts exercises the Option, the Company, a wholly-owned subsidiary of the Company and IGH will enter into a merger agreement (the form of which has been agreed to by the parties) (the “Merger Agreement”). At the effective time of the merger contemplated by the Merger Agreement, CLS Massachusetts will pay a purchase price of $47,500,000, subject to reduction as provided in the Merger Agreement, payable as follows: $35 million in cash, $7.5 million in the form of a five-year promissory note, and $5 million in the form of restricted common stock of the Company, plus $2.5 million as consideration for a non-competition agreement with IGH’s President, payable in the form of a five-year promissory note.

IGH and certain IGH stockholders holding sufficient aggregate voting power to approve the transactions contemplated by the Merger Agreement have entered into agreements pursuant to which such stockholders have, among other things, agreed to vote in favor of such transactions.

On October 31, 2018, as consideration for the Option, the Company made a loan to IGH (the “IGH Loan”), in the principal amount of $5,000,000 (the “IGH Loan Amount”), subject to the terms and conditions set forth in that certain Loan Agreement, dated as of October 31, 2018 between IGH as the borrower and the Company as the lender (the “IGH Loan Agreement”) (see note 8). The IGH Loan is evidenced by a secured promissory note of IGH (the “IGH Note Receivable”), which bears interest at the rate of 6% per annum and matures on October 31, 2021.

To secure the obligations of IGH to the Company under the Loan Agreement and the IGH Note Receivable, the Company and IGH entered into a Security Agreement dated as of October 31, 2018 (the “IGH Security Agreement”), pursuant to which IGH granted to the Company a first priority lien on and security interest in all personal property of IGH.

If the Company does not exercise the Option on or prior to the date that is 30 days following the end of the Option Period, the Loan Amount will be reduced to $2,500,000 as a break-up fee (the “Break-Up Fee”), except in the event of a Purchase Exception (as defined in the Option Agreement), in which case the Break-Up Fee will not apply and there will be no reduction to the Loan Amount.